Significant Accounting Policies (Details) - FREYR AS kr in Thousands, $ in Thousands	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2021 NOK (kr)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Apr. 30, 2019 NOK (kr)
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 15,768	$ 682		$ 14,749		$ 179
Restricted cash				196		78
VAT receivable				442		183
Foreign currency transaction gain (loss)	$ 20	$ (5)		38		(9)
Pension cost				$ 84		$ 10
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)				2 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)				5 years
Amounts Upto 7.1 Times Of Approved By NTA
Property, Plant and Equipment [Line Items]
Employer contribution (in percent)				5.00%
Amounts Between 7.1 and 12 Times Of Approved By NTA
Property, Plant and Equipment [Line Items]
Employer contribution (in percent)				11.40%
Amount Approved By NTA | kr			kr 101		kr 100		kr 97